INCOME TAXES - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Current tax expense	$ 3,843	$ 13,203	$ 157,701
Deferred tax expense (benefit)	(24,877)	(83,110)	7,887
Total	$ (21,034)	$ (69,907)	$ 165,588